EQUITY ACCOUNTED INVESTMENTS - Assets and Liabilities of Joint Ventures and Associates (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about investment property [line items]
Non-current assets	$ 78,721	$ 92,295
Total assets	102,158	99,280
Non-current liabilities	31,025	39,241
Total liabilities	59,527	56,706
Partnership’s share of net assets	22,846	21,244	$ 19,547
Total for all joint ventures | Total for all associates
Disclosure of detailed information about investment property [line items]
Non-current assets	99,127	92,514
Current assets	4,824	3,392
Total assets	103,951	95,906
Non-current liabilities	37,227	30,731
Current liabilities	6,040	8,042
Total liabilities	43,267	38,773
Net assets	$ 60,684	$ 57,133